Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Outstanding Balances and Transactions with Related Parties

The following table provides the summary of outstanding balances as at December 31, 2017 and 2016 transactions that have been entered into with related parties:

	Classifications	Terms	Conditions	2017	2016
				(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Accrued expenses and other current liabilities (Note 24)	Electricity charges – immediately upon receipt of invoice	Unsecured	653	327
	Accrued expenses and other current liabilities (Note 24)	Pole rental – 45 days upon receipt of billing	Unsecured	5	—
MPIC	Advances and other noncurrent assets – net of current portion (Note 10)	Due on 2019 to 2021 for 2017 and 2018 to 2020 for 2016; non- interest- bearing	Unsecured	11,461	6,514
	Trade and other receivables (Notes 10 and 17)	Due on June 2018 for 2017 and June 2017 for 2016; non- interest- bearing	Unsecured	4,091	1,838

Transactions with major stockholders, directors and officers:
NTT Finance Corporation	Interest-bearing financial liabilities (Note 21)	Non-amortizing, payable upon maturity on March 30, 2023	Unsecured	2,498	1,244
NTT World Engineering Marine Corporation	Accrued expenses and other current liabilities (Note 24)	1st month of each quarter; non-interest- bearing	Unsecured	33	35
NTT Communications	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice; non-interest- bearing	Unsecured	9	54
NTT Worldwide Telecommunications Corporation	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice; non-interest- bearing	Unsecured	6	3
NTT DOCOMO	Accrued expenses and other current liabilities (Note 24)	30 days upon receipt of invoice; non-interest- bearing	Unsecured	11	41
JGSHI and Subsidiaries	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	Immediately upon receipt of invoice	Unsecured	11	2
Malayan Insurance Co., Inc., or Malayan	Prepayments (Note 19)	Immediately upon receipt of invoice	Unsecured	66	83
	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of invoice	Unsecured	11	11
Gotuaco del Rosario and Associates, or Gotuaco	Prepayments (Note 19)	Immediately upon receipt of invoice	Unsecured	12	4
	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of invoice	Unsecured	15	—
Others:
TV5 Network, Inc., or TV5	Prepayments (Note 19)	—	Unsecured	277	414
Dakila Cable TV Corp., or Dakila	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of invoice	Unsecured	125	—
Various	Trade and other receivables (Note 17)	30 days upon receipt of invoice	Unsecured	1,867	1,416
	Accounts payable (Note 23)	Immediately upon receipt of billing	Unsecured	365	339
	Accrued expenses and other current liabilities (Note 24)	Immediately upon receipt of billing	Unsecured	35	39

The following table provides the summary of transactions that have been entered into with related parties for the years ended December 31, 2017, 2016 and 2015 in relation with the table above.

	Classifications	2017	2016	2015
			(in million pesos)
Indirect investment in joint ventures through PCEV:
Meralco	Repairs and maintenance	2,397	2,401	2,328
	Rent	298	272	264
Meralco Industrial Engineering Services Corporation, or MIESCOR	Repairs and maintenance	117	144	165
	Construction- in-progress	81	67	95
Transactions with major stockholders, directors and officers:
NTT Finance Corporation	Financing costs	56	19	—
NTT World Engineering Marine Corporation	Repairs and maintenance	47	18	60
NTT Communications	Professional and other contracted services	88	77	77
	Rent	4	7	10
NTT Worldwide Telecommunications Corporation	Selling and promotions	8	10	14
NTT DOCOMO	Professional and other contracted services	94	95	90
JGSHI and Subsidiaries	Rent	118	125	303
	Repairs and maintenance	69	57	20
	Communication, training and travel	2	2	2
Malayan	Insurance and security services	179	242	236
Gotuaco	Insurance and security services	126	156	—
Asia Link B.V., or ALBV	Professional and other contracted services	190	183	203

Indirect investment in associate through ACeS Philippines:
AIL	Cost of sales (Note 5)	—	—	16

Others:
TV5	Selling and promotions	149	126	161
Dakila	Cost of services	514	116	51
Various	Revenues	2,059	781	864
	Expenses	1,223	1,113	972

Summary of Compensation of Key Officers by Benefit Type

The compensation of key officers of the PLDT Group by benefit type for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in million pesos)
Short-term employee benefits	325	527	602
Post-employment benefits (Note 26)	27	50	43
Total compensation paid to key officers of the PLDT Group	352	577	645